YieldMax META Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 4.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.0%
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $570.00	$101,042,865	1,815	$1,288,650
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $570.01	101,042,865	1,815	2,813,904
			4,102,554

TOTAL PURCHASED OPTIONS (Cost $9,099,260)			4,102,554

SHORT-TERM INVESTMENTS - 100.2%
Money Market Funds - 2.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		2,184,500	2,184,500

U.S. Treasury Bills - 98.0%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$27,128,000	27,119,873
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		14,911,000	14,864,648
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		17,333,000	17,203,921
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		20,758,000	20,478,506
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		20,035,000	19,619,082
			99,286,030

TOTAL SHORT-TERM INVESTMENTS (Cost $101,449,734)			101,470,530

TOTAL INVESTMENTS - 104.2% (Cost $110,548,994)			$105,573,084
Liabilities in Excess of Other Assets - (4.2)%			(4,300,846)
TOTAL NET ASSETS - 100.0%			$101,272,238

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $76,865,789.

YieldMax META Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (7.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.9)%
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $550.00	$(101,042,865)	(1,815)	$(2,913,075)

Put Options - (4.9)%
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $570.01	(101,042,865)	(1,815)	(4,962,500)

TOTAL WRITTEN OPTIONS (Premiums received $8,151,619)			$(7,875,575)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.